Share Capital (Details) - Schedule of stock option activities - $ / shares	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
Schedule Of Stock Option Activities Abstract
Number of Options Outstanding Beginning	1,000,000
Exercise Price outstanding Beginning	$ 2.5
Number of Options outstanding Ending		1,000,000
Exercise Price outstanding Ending		$ 2.5
Number of Options Options exercisable
Exercise Price Options exercisable	$ 0.67
Number of Options Options expected to vest	5,800,000	1,000,000
Exercise Price Options expected to vest		$ 2.5
Number of Options Granted	4,850,000	1,000,000
Exercise Price Granted	$ 0.29	$ 2.5
Number of Options Terminated / Exercised / Expired
Exercise Price Terminated / Exercised / Expired